RELATED PARTY TRANSACTIONS, Related Party Loans (FY) (Details) - Sponsor, Affiliate of Sponsor, or Certain of the Company's Officers and Directors [Member] - Working Capital Loans [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Amount of related party transaction	$ 1,500,000	$ 1,500,000
Share price (in dollars per share)	$ 1.00	$ 1.00